Filed pursuant to Rule 497(j)

Registration Nos. 333-125751 and 811-21774

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

October 25, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund (Registration Nos. 333- 125751 and 811- 21774)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Indxx Aerospace & Defense ETF, a series of the Registrant. Post-Effective Amendment No. 144 was filed electronically with the Securities and Exchange Commission on October 19, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric F. Fess
Eric F. Fess

Enclosures